UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1.  Schedule of Investments

Investment Grade Municipal Income Fund Inc.

SCHEDULE OF INVESTMENTS—June 30, 2005 (unaudited)

Principal Amount (000)($)		Moody’s Rating	S&P Rating	Maturity Dates		Interest Rates(%)		Value($)
Long-Term Municipal Bonds—165.30%
Arizona—1.60%
2,380	Arizona State Transportation Board Highway Revenue-Series B	Aa1	AAA	07/01/18		5.250		2,627,353
Arkansas—1.03%
1,620	Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A	NR	NR	01/01/18		5.700		1,695,460
California—44.11%
5,000	California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (FGIC Insured)	Aaa	AAA	09/01/33		5.000		5,286,350
5,000	California State Department Water Resources Revenue- Series A	A2	BBB+	05/01/16		5.875		5,690,200
3,000	California Statewide Communities Development Authority- Irvine Apartment Communities-Series A-3	Baa2	BBB	05/15/25	†	5.100	††	3,143,460
1,750	California Statewide Communities Development Authority Revenue- Kaiser Permanente-Series H	NR	A+	04/01/34	†	2.625	††	1,722,980
5,375	East Bay Municipal Utility District Water Systems Revenue -Subseries A (MBIA Insured)	Aaa	AAA	06/01/35		5.000		5,774,900
2,150	Fontana Redevelopment Agency Tax Allocation Jurupa Hills Redevelopment Project A	NR	A-	10/01/17		5.500		2,289,514
2,905	Inglewood Unified School District 1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28		5.000		3,094,696
5,000	Los Angeles County Sanitation Funding Authority Revenue-Series A (FSA Insured)	Aaa	AAA	10/01/18		5.000		5,484,450
3,000	Los Angeles Water & Power Revenue Power Systems-Series A (MBIA Insured)	Aaa	AAA	07/01/16		5.000		3,285,420
3,200	Los Angeles Water & Power Revenue Power Systems- Series A-A-1 (FSA Insured)	Aaa	AAA	07/01/21		5.250		3,459,456
4,000	Los Angeles Water & Power Revenue Power Systems- Series A, Subseries A-2 (MBIA Insured)	Aaa	AAA	07/01/18		5.000		4,377,640
6,000	Los Angeles Water & Power Revenue Power Systems- Series A-A-1 (MBIA Insured) #	Aaa	AAA	07/01/14		5.000		6,623,460
5,000	Los Angeles Water & Power Revenue Refunding Power Systems-Series A, Subseries A-2 (MBIA Insured)	Aaa	AAA	07/01/27		5.000		5,321,900
5,865	Sacramento County Sanitation District Financing Authority Revenue-County Sanitation District 1 (MBIA Insured)	Aaa	AAA	08/01/22		5.000		6,367,924
10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27		5.000		10,554,500
								72,476,850
Colorado—1.05%
1,601	University of Colorado Participation Interests	NR	A+	12/01/13		6.000		1,730,845
Florida—2.11%
1,175	Gainesville Utilities Systems Revenue-Series A	Aa2	AA	10/01/20		5.250		1,306,083
2,000	Orlando Utilities Commission Water & Electric Revenue- Series A	Aa1	AA	10/01/19		5.000		2,168,120
								3,474,203
Illinois—0.93%
1,200	Illinois Educational Facilities Authority Revenue-Augustana College-Series A	Baa1	NR	10/01/22		5.625		1,277,316
250	Metropolitan Pier & Exposition Authority	A1	NR	06/15/27		6.500		250,575
								1,527,891

Principal Amount (000)($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates(%)	Value($)
Indiana—5.89%
1,000	Clark Pleasant Community School Building Corp. First Mortgage (AMBAC Insured)	Aaa	AAA	07/15/17	5.500	1,112,310
4,480	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit-A #	Aa3	AA-	04/01/10	5.000	4,805,114
3,400	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue-Series A (MBIA Insured)	Aaa	AAA	06/01/17	5.500	3,768,288
						9,685,712
Kentucky—4.81%
7,750	Boone County Pollution Control Revenue-Dayton Power & Light Co.-Series A	Baa2	BBB-	11/15/22	6.500	7,908,875
Massachusetts—3.93%
5,865	Massachusetts State Consolidated Loan-Series A (Pre-refunded with U.S. Government Securities to 08/01/14 @ $100)	Aa2	AA	08/01/16	5.000	6,464,344
Michigan—4.92%
3,425	Michigan State Building Authority Revenue Program-Series III	Aa3	AA-	10/15/16	5.375	3,820,930
2,055	Michigan State Hospital Finance Authority Revenue Ascension Health Subordinated Credit-A	Aa3	AA-	05/01/12	5.000	2,227,867
2,000	Michigan State Strategic Fund Limited Obligation Revenue-Ford Motor Co. Project-Series A	Baa3	BB+	02/01/06	7.100	2,029,420
						8,078,217
Minnesota—0.96%
1,500	Shakopee Health Care Facilities- Saint Francis Regional Medical Center Revenue Refunding	NR	BBB	09/01/17	5.000	1,574,490
Nevada—4.11%
6,750	Clark County Pollution Control Revenue-Nevada Power Co. Project-Series B (FGIC Insured)	Aaa	AAA	06/01/19	6.600	6,755,062
New Jersey—6.53%
10,000	New Jersey State Educational Facilities Authority Revenue- Princeton University-Series D #	Aaa	AAA	07/01/29	5.000	10,726,300
New Mexico—0.67%
1,000	University of New Mexico Revenue Sub-Lien-Series A	Aa3	AA	06/01/16	5.250	1,104,100
New York—15.94%
4,030	Long Island Power Authority Electric Systems Revenue- Series C	A3	A-	09/01/17	5.500	4,480,151
1,765	Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250	1,938,888
2,500	New York City General Obligation- Series G	A1	A+	08/01/13	5.000	2,733,500
4,420	New York City General Obligation- Series M	A1	A+	04/01/13	5.000	4,822,618
1,625	Triborough Bridge & Tunnel Authority Revenue-Series B	Aa2	AA-	11/15/18	5.250	1,805,034
3,140	Triborough Bridge & Tunnel Authority Revenue-Series B	Aa2	AA-	11/15/19	5.250	3,487,880
6,400	Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds	Aa3	A+	11/15/30	5.250	6,916,992
						26,185,063
North Carolina—12.19%
5,000	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	BBB	01/01/11	5.500	5,447,000

Principal Amount (000)($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates(%)	Value($)
2,000	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	BBB	01/01/12	5.500	2,196,680
3,065	North Carolina Eastern Municipal Power Agency-Series A (Escrowed to Maturity)	Baa2	AAA	01/01/21	6.400	3,805,688
8,745	North Carolina State Public Improvement-Series A	Aa1	AAA	03/01/24	4.000	8,586,453
						20,035,821
Ohio—6.70%
2,185	Ohio State Higher Education-Series B	Aa1	AA+	11/01/17	5.250	2,421,461
8,000	Ohio State Water Development Authority- Water Quality Pollution Control	Aaa	AAA	06/01/24	5.000	8,588,720
						11,010,181
Oregon—0.67%
1,000	Portland Sewer Systems Revenue-Series A (FSA Insured)	Aaa	AAA	06/01/18	5.250	1,106,980
Pennsylvania—9.73%
7,125	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/24	5.000	7,695,499
5,000	Northumberland County Authority-Guaranteed Lease Revenue-Mountain View Manor Project	NR	NR	10/01/20	7.000	5,194,500
3,000	Susquehanna Area Regional Airport Authority Airport Systems Revenue-Subseries D	Baa2	NR	01/01/18	5.375	3,094,260
						15,984,259
Puerto Rico—1.97%
3,000	Puerto Rico Housing Finance Authority- Capital Funding Program (HUD Insured)	Aa3	AA	12/01/18	5.000	3,239,280
Rhode Island—0.09%
145	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity-Series 10-A	Aa2	AA+	04/01/27	6.500	145,201
South Carolina—0.67%
1,000	Greenville Waterworks Revenue	Aa1	AAA	02/01/20	5.250	1,102,370
South Dakota—0.79%
1,258	Standing Rock South Dakota New Public Housing **	NR	NR	08/07/13	6.000	1,293,138
Tennessee—1.61%
2,500	Memphis-Shelby County Airport Authority Special Facilities Revenue-Federal Express Corp.	Baa2	BBB	09/01/09	5.000	2,637,225
Texas—26.80%
2,475	Alvin Independent School District School House-Series A (PSF-GTD)	Aaa	AAA	02/15/17	5.375	2,733,316
6,665	Austin Water & Wastewater System Revenue Refunding (MBIA Insured)	Aaa	AAA	05/15/28	5.000	7,144,147
4,000	Coastal Bend Health Facilities Development-Incarnate Word Health System (Escrowed to Maturity) (AMBAC Insured)	Aaa	AAA	01/01/17	6.300	4,638,280
1,125	Eagle Mountain & Saginaw Independent School District- School Building (Pre-refunded with U.S. Government Securities to 02/15/12 @ $100) (PSF-GTD)	Aaa	AAA	08/15/14	5.375	1,180,027
210	Eagle Mountain & Saginaw Independent School District- School Building-Unrefunded Balance- (PSF-GTD)	Aaa	AAA	08/15/14	5.375	220,272
5,390	Frisco Independent School District Refunding-School Building-Series C (PSF-GTD)	Aaa	NR	08/15/24	5.000	5,774,576
6,854	Harris County Texas Lease ‡	NR	NR	05/01/20	6.750	6,777,847

Principal Amount (000)($)		Moody’s Rating	S&P Rating	Maturity Dates	Interest Rates(%)		Value($)
3,007	Houston Community College System Certificates of Participation ‡	NR	NR	06/15/25	7.875		3,146,444
7,000	Keller Independent School District Refunding (PSF-GTD) (a)	Aaa	AAA	08/15/30	5.000		7,457,660
1,485	Lower Colorado River Authority Transmission Contract Revenue (FSA Insured)	Aaa	AAA	05/15/20	5.250		1,614,136
3,000	San Antonio Electric & Gas Revenue (Pre-refunded with U.S. Government Securities to 02/01/12 @ $100)	Aa1	AAA	02/01/20	5.375		3,344,460
							44,031,165
Washington—5.49%
5,000	Energy Northwest Electric Revenue Refunding-Project No. 3-Series A	Aaa	AA-	07/01/14	5.000		5,526,100
1,920	Metropolitan Park District Tacoma (AMBAC Insured)	Aaa	AAA	12/01/14	6.000		2,211,168
1,115	Metropolitan Park District Tacoma (AMBAC Insured)	Aaa	AAA	12/01/16	6.000		1,288,539
							9,025,807
Total Long-Term Municipal Bonds (cost—$263,329,543)							271,626,192
Short-Term Municipal Notes—7.92%
Alaska—5.17%
6,300	Valdez Marine Terminal Revenue Refunding-BP Pipelines, Inc. Project	VMIG-1	A-1+	07/01/05	2.300	*	6,300,000
2,200	Valdez Marine Terminal Revenue Refunding-BP Pipelines, Inc. Project-Series A	VMIG-1	A-1+	07/01/05	2.300	*	2,200,000
							8,500,000
Tennessee—0.01%
10	Clarksville Public Building Authority Revenue Pooled Financing Municipal Bond Fund	VMIG-1	NR	07/01/05	2.280	*	10,000
Texas—2.74%
4,500	Harris County Health Facilities Development Corp. Revenue Refunding-The Methodist Systems-Series B	NR	A-1+	07/01/05	2.300	*	4,500,000
Total Short-Term Municipal Notes (cost—$13,010,000)							13,010,000
Total Investments (cost—$276,339,543)(1)(2)—173.22%							284,636,192
Liabilities in excess of other assets—(6.28)%							(10,312,521)
Liquidation value of auction preferred shares—(66.94)%							(110,000,000)
Net Assets applicable to common shareholders—100.00%							164,323,671

†	The maturity date reflects the mandatory date bond will be put back to issuer.
††	Floating rate security. The interest rate shown is the current rate as of June 30, 2005.
#	Entire or partial amount pledged as collateral for futures transactions.
*	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2005.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.79% of net assets applicable to common shareholders as of June 30, 2005, is considered illiquid and restricted. (See table below for more information).

Illiquid and Restricted Security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Common Net Assets (%)	Market Value ($)	Market Value as a Percentage of Common Net Assets (%)
Standing Rock South Dakota New Public Housing, 6.000%, 08/07/13	08/08/02	1,257,770	0.77	1,293,138	0.79

‡	The securities detailed in the table below, which represent 6.04% of net assets applicable to common shareholders as of June 30, 2005, are considered illiquid and restricted .

Illiquid and Restricted Securities	Acquisition Date(s)	Acquisition Cost ($)	Acquisition Cost as a Percentage of Common Net Assets (%)	Market Value ($)	Market Value as a Percentage of Common Net Assets (%)
Harris County Texas Lease, 6.750%, 05/01/20	09/07/00	6,854,272	4.17	6,777,847	4.12
Houston Community College System Certificates of Participation, 7.875%, 06/15/25	04/22/02	3,007,095	1.83	3,146,444	1.92
		9,861,367	6.00	9,924,291	6.04

(a)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2005 were $8,460,335 and $163,686, respectively, resulting in net unrealized appreciation of investments of $8,296,649.

(2)

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	- American Municipal Bond Assurance Corporation
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance
GTD	- Guaranteed
HUD	- Housing and Urban Development
MBIA	- Municipal Bond Investors Assurance
NR	- Not Rated
PSF	- Permanent School Fund

Futures Contracts

Number of Contracts	Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Depreciation ($)
185	U.S. Treasury Note 10 Year Futures	20,847,708	September 2005	(144,011)
295	U.S. Treasury Bond 20 Year Futures	34,702,392	September 2005	(328,858)
				(472,869)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2005.

Item 2.    Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.
By:	/s/ W. Douglas Beck
W. Douglas Beck President
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck President
Date:	August 29, 2005
By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President and Treasurer
Date:	August 29, 2005